Securities - Schedule of Fair Value Measurement (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Trading Securities		$ 192,303	$ 168,926
FVTPL Securities		21,354	19,064
FVOCI Securities		113,209	93,702
Amortized Cost Securities		96,610	115,188
Total securities		423,476	396,880
Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		113,209	93,702
Amortized Cost Securities		90,448	106,461
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		423,476	396,880
Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		125,825	111,370
U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		292,959	278,558
Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		4,692	6,952
Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		112,197	93,728
Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 96,610	$ 115,188
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.28%	3.61%
Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		2.89%	2.19%
Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 12,311	$ 10,036
FVTPL Securities		1,619	403
Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		45,335	34,177
Amortized Cost Securities	[1]	943	2,403
Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		44,894	33,892
Amortized Cost Securities	[1]	$ 949	$ 2,465
Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.53%	3.33%
Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.15%	1.81%
Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 9,035	$ 7,585
FVTPL Securities		1,578	1,578
Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,644	5,996
Amortized Cost Securities	[1]	6,220	4,216
Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,525	5,939
Amortized Cost Securities	[1]	$ 6,182	$ 4,488
Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.23%	3.61%
Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.07%	2.38%
U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 30,902	$ 24,248
FVTPL Securities		1,495	1,527
U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		20,809	16,965
Amortized Cost Securities	[1]	40,432	51,319
U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		20,515	17,033
Amortized Cost Securities	[1]	$ 43,468	$ 55,421
U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.83%	4.06%
U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.74%	1.49%
U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,144	$ 565
U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,634	5,068
Amortized Cost Securities	[1]	167	180
U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,622	5,125
Amortized Cost Securities	[1]	$ 165	$ 182
U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.17%	4.04%
U.S. states, municipalities and agencies [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	4.66%	4.65%
Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 4,126	$ 3,849
FVTPL Securities			25
Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,065	5,656
Amortized Cost Securities	[1]	523	675
Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,039	5,643
Amortized Cost Securities	[1]	$ 525	$ 681
Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.07%	3.15%
Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.90%	1.80%
NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	$ 56,450	$ 40,995
FVTPL Securities	[2]	18	21
NHA MBS, U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	27,015	21,293
Amortized Cost Securities	[1],[2]	34,838	38,619
NHA MBS, U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	26,946	21,570
Amortized Cost Securities	[1],[2]	$ 37,770	$ 42,773
NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	4.03%	3.92%
NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	2.61%	2.58%
Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 11,614	$ 10,172
FVTPL Securities		8,908	8,780
Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,515	4,370
Amortized Cost Securities	[1]	7,325	9,049
Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,491	4,391
Amortized Cost Securities	[1]	$ 7,551	$ 9,178
Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.26%	2.67%
Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	4.85%	4.57%
Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 4,568	$ 5,493
Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities		62,153	65,983
FVTPL Securities		7,736	6,730
Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		192	177
Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		165	135
Within 1 year [member]
Disclosure of financial assets [line items]
Trading Securities		9,081
FVTPL Securities		1,108
Within 1 year [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		20,828
Amortized Cost Securities		3,708
Within 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		34,753
Within 1 year [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		23,158
Within 1 year [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		10,390
Within 1 year [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		1,205
Within 1 year [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		20,804
Within 1 year [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 3,736
Within 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.54%
Within 1 year [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		3.18%
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,170
FVTPL Securities		876
Within 1 year [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		15,819
Amortized Cost Securities	[1]	532
Within 1 year [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		15,795
Amortized Cost Securities	[1]	$ 538
Within 1 year [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.29%
Within 1 year [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.43%
Within 1 year [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 715
FVTPL Securities		1
Within 1 year [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		470
Amortized Cost Securities	[1]	719
Within 1 year [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		470
Amortized Cost Securities	[1]	$ 720
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.52%
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.84%
Within 1 year [member] | U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 4,123
FVTPL Securities		4
Within 1 year [member] | U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		845
Amortized Cost Securities	[1]	765
Within 1 year [member] | U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		844
Amortized Cost Securities	[1]	$ 773
Within 1 year [member] | U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.61%
Within 1 year [member] | U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.87%
Within 1 year [member] | U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 398
Within 1 year [member] | U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 399
Within 1 year [member] | U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.89%
Within 1 year [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 592
Within 1 year [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,521
Amortized Cost Securities	[1]	186
Within 1 year [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,521
Amortized Cost Securities	[1]	$ 186
Within 1 year [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.28%
Within 1 year [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.76%
Within 1 year [member] | NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	$ 1,103
Within 1 year [member] | NHA MBS, U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	111
Amortized Cost Securities	[1],[2]	1,119
Within 1 year [member] | NHA MBS, U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	112
Amortized Cost Securities	[1],[2]	$ 1,127
Within 1 year [member] | NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	2.46%
Within 1 year [member] | NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	2.51%
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,377
FVTPL Securities		227
Within 1 year [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,664
Amortized Cost Securities	[1]	387
Within 1 year [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,663
Amortized Cost Securities	[1]	$ 392
Within 1 year [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.48%
Within 1 year [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.73%
Within 1 year [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1
1 to 3 years [member]
Disclosure of financial assets [line items]
Trading Securities		17,231
FVTPL Securities		297
1 to 3 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		24,290
Amortized Cost Securities		23,066
1 to 3 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		65,493
1 to 3 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		24,896
1 to 3 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		39,787
1 to 3 years [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		810
1 to 3 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		24,131
1 to 3 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 23,675
1 to 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.86%
1 to 3 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		2.62%
1 to 3 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,342
FVTPL Securities		7
1 to 3 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		15,287
Amortized Cost Securities	[1]	376
1 to 3 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		15,202
Amortized Cost Securities	[1]	$ 376
1 to 3 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.48%
1 to 3 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.74%
1 to 3 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 316
FVTPL Securities		6
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,061
Amortized Cost Securities	[1]	1,106
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,041
Amortized Cost Securities	[1]	$ 1,099
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.05%
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.50%
1 to 3 years [member] | U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 9,180
1 to 3 years [member] | U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,797
Amortized Cost Securities	[1]	17,037
1 to 3 years [member] | U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,769
Amortized Cost Securities	[1]	$ 17,536
1 to 3 years [member] | U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.88%
1 to 3 years [member] | U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.74%
1 to 3 years [member] | U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 34
1 to 3 years [member] | U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		534
1 to 3 years [member] | U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 538
1 to 3 years [member] | U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.87%
1 to 3 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,177
1 to 3 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,624
Amortized Cost Securities	[1]	217
1 to 3 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,607
Amortized Cost Securities	[1]	$ 217
1 to 3 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.49%
1 to 3 years [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.96%
1 to 3 years [member] | NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	$ 176
FVTPL Securities	[2]	11
1 to 3 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	1,457
Amortized Cost Securities	[1],[2]	3,670
1 to 3 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	1,451
Amortized Cost Securities	[1],[2]	$ 3,783
1 to 3 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	3.46%
1 to 3 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	1.78%
1 to 3 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 3,030
FVTPL Securities		273
1 to 3 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		530
Amortized Cost Securities	[1]	660
1 to 3 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		523
Amortized Cost Securities	[1]	$ 664
1 to 3 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.69%
1 to 3 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.97%
1 to 3 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 976
3 to 5 years [member]
Disclosure of financial assets [line items]
Trading Securities		11,663
FVTPL Securities		411
3 to 5 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		35,677
Amortized Cost Securities		13,793
3 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		62,340
3 to 5 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		16,194
3 to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		45,617
3 to 5 years [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		529
3 to 5 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		35,093
3 to 5 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 14,589
3 to 5 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.55%
3 to 5 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		2.38%
3 to 5 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,003
FVTPL Securities		146
3 to 5 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		10,271
3 to 5 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 10,077
3 to 5 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.78%
3 to 5 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,494
FVTPL Securities		19
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,986
Amortized Cost Securities	[1]	1,506
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,925
Amortized Cost Securities	[1]	$ 1,495
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.32%
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.86%
3 to 5 years [member] | U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 3,237
3 to 5 years [member] | U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		9,434
Amortized Cost Securities	[1]	11,601
3 to 5 years [member] | U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		9,270
Amortized Cost Securities	[1]	$ 12,377
3 to 5 years [member] | U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.75%
3 to 5 years [member] | U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.32%
3 to 5 years [member] | U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 214
3 to 5 years [member] | U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		733
3 to 5 years [member] | U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 732
3 to 5 years [member] | U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.06%
3 to 5 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,348
3 to 5 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		920
Amortized Cost Securities	[1]	120
3 to 5 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		911
Amortized Cost Securities	[1]	$ 122
3 to 5 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.66%
3 to 5 years [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	4.00%
3 to 5 years [member] | NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	$ 467
3 to 5 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	10,776
Amortized Cost Securities	[1],[2]	425
3 to 5 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	10,628
Amortized Cost Securities	[1],[2]	$ 455
3 to 5 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	4.19%
3 to 5 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	1.84%
3 to 5 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,259
FVTPL Securities		246
3 to 5 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		557
Amortized Cost Securities	[1]	141
3 to 5 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		550
Amortized Cost Securities	[1]	$ 140
3 to 5 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.35%
3 to 5 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.94%
3 to 5 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,641
5 to 10 years [member]
Disclosure of financial assets [line items]
Trading Securities		18,035
FVTPL Securities		1,598
5 to 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		20,484
Amortized Cost Securities		13,445
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		54,767
5 to 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		15,622
5 to 10 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		38,820
5 to 10 years [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		325
5 to 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		20,127
5 to 10 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 14,650
5 to 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.65%
5 to 10 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		2.69%
5 to 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 3,481
FVTPL Securities		342
5 to 10 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,958
Amortized Cost Securities	[1]	35
5 to 10 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,820
Amortized Cost Securities	[1]	$ 35
5 to 10 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.08%
5 to 10 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.12%
5 to 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,007
FVTPL Securities		116
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,112
Amortized Cost Securities	[1]	2,889
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,072
Amortized Cost Securities	[1]	$ 2,868
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.47%
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.45%
5 to 10 years [member] | U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 6,135
5 to 10 years [member] | U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		6,458
Amortized Cost Securities	[1]	7,980
5 to 10 years [member] | U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		6,358
Amortized Cost Securities	[1]	$ 8,992
5 to 10 years [member] | U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.92%
5 to 10 years [member] | U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.69%
5 to 10 years [member] | U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 429
5 to 10 years [member] | U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,423
Amortized Cost Securities	[1]	167
5 to 10 years [member] | U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,408
Amortized Cost Securities	[1]	$ 165
5 to 10 years [member] | U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.02%
5 to 10 years [member] | U.S. states, municipalities and agencies [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	4.66%
5 to 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 740
5 to 10 years [member] | NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	928
FVTPL Securities	[2]	7
5 to 10 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	3,834
Amortized Cost Securities	[1],[2]	2,317
5 to 10 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	3,783
Amortized Cost Securities	[1],[2]	$ 2,532
5 to 10 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	3.90%
5 to 10 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	1.69%
5 to 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,365
FVTPL Securities		1,133
5 to 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,699
Amortized Cost Securities	[1]	57
5 to 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,686
Amortized Cost Securities	[1]	$ 58
5 to 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.79%
5 to 10 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.73%
5 to 10 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,950
Over 10 years [member]
Disclosure of financial assets [line items]
Trading Securities		74,140
FVTPL Securities		10,204
Over 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		11,738
Amortized Cost Securities		36,436
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		136,042
Over 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		18,796
Over 10 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		116,911
Over 10 years [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		335
Over 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		11,877
Over 10 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 39,960
Over 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.07%
Over 10 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		3.27%
Over 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 4,315
FVTPL Securities		248
Over 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		4,503
FVTPL Securities		1,436
Over 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		15
Over 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 17
Over 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.07%
Over 10 years [member] | U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 8,227
FVTPL Securities		1,491
Over 10 years [member] | U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		275
Amortized Cost Securities	[1]	3,049
Over 10 years [member] | U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		274
Amortized Cost Securities	[1]	$ 3,790
Over 10 years [member] | U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.64%
Over 10 years [member] | U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.96%
Over 10 years [member] | U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 467
Over 10 years [member] | U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		546
Over 10 years [member] | U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 545
Over 10 years [member] | U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.77%
Over 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 269
Over 10 years [member] | NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	53,776
Over 10 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	10,837
Amortized Cost Securities	[1],[2]	27,307
Over 10 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	10,972
Amortized Cost Securities	[1],[2]	$ 29,873
Over 10 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	4.02%
Over 10 years [member] | NHA MBS, U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	2.81%
Over 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,583
FVTPL Securities		7,029
Over 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		65
Amortized Cost Securities	[1]	6,080
Over 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		69
Amortized Cost Securities	[1]	$ 6,297
Over 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		5.02%
Over 10 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	5.06%
No maturity [member]
Disclosure of financial assets [line items]
Trading Securities		$ 62,153
FVTPL Securities		7,736
Total securities		70,081	$ 72,890
No maturity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		192
No maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		70,081
No maturity [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		27,159
No maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		41,434
No maturity [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		1,488
No maturity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		165
No maturity [member] | Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities		62,153
FVTPL Securities		7,736
No maturity [member] | Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 192

[1]	The carrying values of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
[2]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.